Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Loss Per Share
The computation of loss per share is as follows:

	Nine months ended September 30,
	2023	2022
(in thousands, except share and per share amounts)	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(39,971)	$(39,415)

Net loss attributable to common stockholders	$(39,971)	$(39,415)

Denominator:
Weighted average common stock outstanding - basic and diluted	11,750,907	423,362

Net loss per share attributable to common stockholders - basic and diluted	$(3.40)	$(93.10)

The computation of loss per share is as follows:

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(58,225)	$(32,840)

Net loss attributable to common stockholders	$(58,225)	$(32,840)

Denominator:
Weighted average common stock outstanding - basic and diluted	487,276	98,823

Net loss per share attributable to common stockholders - basic and diluted	$(119.49)	$(332.31)

Schedule of Potentially Dilutive Shares
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	September 30,
	2023	2022
Series A convertible preferred stock (as converted to common stock)	—	86,703
Series A-1 convertible preferred stock (as converted to common stock)	—	10,208
Series A-2 convertible preferred stock (as converted to common stock)	—	755,606
Series Seed convertible preferred stock (as converted to common stock)	—	7,546
Series Seed 1 convertible preferred stock (as converted to common stock)	—	2,393
Series Seed 2 convertible preferred stock (as converted to common stock)	—	1,666
Series Seed 3 convertible preferred stock (as converted to common stock)	—	248
Series Seed 4 convertible preferred stock (as converted to common stock)	—	140
Series Seed 5 convertible preferred stock (as converted to common stock)	—	3,414
Series Seed 6 convertible preferred stock (as converted to common stock)	—	815
Series Seed 7 convertible preferred stock (as converted to common stock)	—	1,716
Series Seed 8 convertible preferred stock (as converted to common stock)	—	4,410
Series Seed 9 convertible preferred stock (as converted to common stock)	—	18,480
Series Seed 10 convertible preferred stock (as converted to common stock)	—	2,171
Warrants to purchase series Class B common stock (as converted to common stock)	—	5,753
Stock options to purchase common stock	3,108,111	452,549

Total	3,108,111	1,353,818

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	December 31,
	2022	2021
Series A convertible preferred stock (as converted to common stock)	—	86,703
Series A-1 convertible preferred stock (as converted to common stock)	—	10,208
Series A-2 convertible preferred stock (as converted to common stock)	—	—
Series Seed convertible preferred stock (as converted to common stock)	—	7,546
Series Seed 1 convertible preferred stock (as converted to common stock)	—	2,393
Series Seed 2 convertible preferred stock (as converted to common stock)	—	1,666
Series Seed 3 convertible preferred stock (as converted to common stock)	—	248
Series Seed 4 convertible preferred stock (as converted to common stock)	—	140
Series Seed 5 convertible preferred stock (as converted to common stock)	—	3,414
Series Seed 6 convertible preferred stock (as converted to common stock)	—	815
Series Seed 7 convertible preferred stock (as converted to common stock)	—	1,716
Series Seed 8 convertible preferred stock (as converted to common stock)	—	4,410
Series Seed 9 convertible preferred stock (as converted to common stock)	—	18,480
Series Seed 10 convertible preferred stock (as converted to common stock)	—	2,171
Warrants to purchase series Class A common stock (as converted to common stock)	92,296	—
Warrants to purchase series Class B common stock (as converted to common stock)	5,753	5,753
Stock options to purchase common stock	446,841	51,149

Total	544,890	196,812